Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 20. Subsequent Events

The Group has assessed all subsequent events from December 31, 2025, up through May 14, 2026, which is the date that these consolidated financial statements were available to be issued, and has determined that, there are no additional material subsequent events to disclose in these consolidated financial statements.